Investments (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025	Oct. 28, 2024	Oct. 24, 2024	May 31, 2024
Fair value of investments current market price		$ 0.49
Deferred revenue liability	$ 2,892,000		$ 2,892,000
Common shares	87,535,809	81,992,857	444,923	17,495	82,174,750
Common shares price per share			$ 6.50	$ 6.50
Initial valuation price				$ 1,137,197
Credit Purchase Agreement [Member]
Shares issued for credit purchase agreement, shares	174,953	174,953
Shares issued for credit purchase agreement, value	$ 68,232	$ 68,232
C-Sink Credits [Member]
Fair value of investments current market price	$ 1.67	$ 0.49
Shares issued for credit forward purchase agreement, shares	44,492	444,923
Shares issued for credit forward purchase agreement, value	$ 173,520	$ 173,520